Right-of-Use Assets, net and Lease Liabilities - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Right-of-use Asset Depreciation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Interest expense	$ 10	$ 10